SEGMENT REPORTING - Technology Segment Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SEGMENT REPORTING [Abstract]
Net sales	$ 2,009,567	$ 2,176,515	$ 2,016,104
Revenue from contracts with customers	2,009,145	2,175,886	2,015,245
Technology Segment [Member]
SEGMENT REPORTING [Abstract]
Revenue from contracts with customers	2,009,145	2,175,886	2,015,245
Technology Segment [Member] | Telecom, Media & Entertainment [Member]
SEGMENT REPORTING [Abstract]
Net sales	453,892	547,525	532,921
Technology Segment [Member] | SLED [Member]
SEGMENT REPORTING [Abstract]
Net sales	333,371	329,617	290,624
Technology Segment [Member] | Technology [Member]
SEGMENT REPORTING [Abstract]
Net sales	300,465	379,720	393,594
Technology Segment [Member] | Health Care [Member]
SEGMENT REPORTING [Abstract]
Net sales	286,474	278,893	274,936
Technology Segment [Member] | Financial Services [Member]
SEGMENT REPORTING [Abstract]
Net sales	174,798	243,630	156,257
Technology Segment [Member] | All Others [Member]
SEGMENT REPORTING [Abstract]
Net sales	460,145	396,501	366,913
Product Segment [Member]
SEGMENT REPORTING [Abstract]
Net sales	1,608,768	1,883,809	1,750,802
Revenue from contracts with customers	1,608,768	1,883,809	1,750,802
Product Segment [Member] | Networking [Member]
SEGMENT REPORTING [Abstract]
Net sales	781,703	1,005,679	803,678
Product Segment [Member] | Cloud [Member]
SEGMENT REPORTING [Abstract]
Net sales	509,774	546,341	587,097
Product Segment [Member] | Security [Member]
SEGMENT REPORTING [Abstract]
Net sales	191,872	193,956	214,459
Product Segment [Member] | Collaboration [Member]
SEGMENT REPORTING [Abstract]
Net sales	55,483	65,714	57,472
Product Segment [Member] | Other [Member]
SEGMENT REPORTING [Abstract]
Net sales	69,936	72,119	88,096
Professional Services Segment [Member]
SEGMENT REPORTING [Abstract]
Net sales	229,030	154,549	151,785
Revenue from contracts with customers	229,030	154,549	151,785
Managed Services Segment [Member]
SEGMENT REPORTING [Abstract]
Net sales	171,347	137,528	112,658
Revenue from contracts with customers	$ 171,347	$ 137,528	$ 112,658